Deferred income tax assets and liabilities and income tax expense - Schedule of breakdown of income tax liability (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current
Income tax, net of withholdings and prepayments	$ 58,770	$ 44,625
Total current	$ 58,770	$ 44,625